Financial Instruments (Details Textual) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments (Textual)
Increase in the group finance expenses	₪ 3	₪ 20	₪ 23
Percentage of increase of israeli CPI	2.00%